Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Outstanding	32,958,288	32,958,288
Treasury Stock, Common, Shares	74,453	74,453
Series A Super Voting Preferred Stock [Member]
Preferred Stock, Shares Outstanding	4	4
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding	147
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Shares Authorized	40,000
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding	147	147
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Preferred Stock, Shares Authorized		40,000